Fair Value (Unobservable Input Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Securitization Entities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	$ 0	$ 0	$ 0
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	(1)	0	0
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	13	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	12	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	(28)	(44)	(116)
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	16	18	79
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	(13)	(28)	(44)
Consolidated Securitization Entities | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Consolidated Securitization Entities | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(1)	(2)	(7)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(1)	0	(7)
Consolidated Securitization Entities | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Consolidated Securitization Entities | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Consolidated Securitization Entities | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Liability Related To Securitized Reverse Residential Mortgage Loans
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	0	(1,175)
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	0	0	1,149
Issuances	0	0	0
Settlements	0	0	23
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	2
Balance at December 31,	0	0	0
Liability Related To Securitized Reverse Residential Mortgage Loans | Net investment income
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Liability Related To Securitized Reverse Residential Mortgage Loans | Net investment gains (losses)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Liability Related To Securitized Reverse Residential Mortgage Loans | Net derivative gains (losses)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Liability Related To Securitized Reverse Residential Mortgage Loans | Other revenues
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	1
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Liability Related To Securitized Reverse Residential Mortgage Loans | Policyholder benefits and claims
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
FVO general account securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	29	32	23
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	(9)	(30)	(9)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	69	15	0
Transfers out of Level 3	0	0	0
Balance at December 31,	95	29	32
FVO general account securities | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	6	6	18
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	6	5	14
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	6	5	14
FVO general account securities | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	6	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
FVO general account securities | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
FVO general account securities | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
FVO general account securities | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
FVO contractholder-directed unit-linked investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	603	937	1,386
Other Comprehensive Income (Loss)	0	0	0
Purchases	297	340	604
Sales	(467)	(608)	(1,040)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	65	235	0
Transfers out of Level 3	(45)	(293)	(38)
Balance at December 31,	455	603	937
FVO contractholder-directed unit-linked investments | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	2	(8)	25
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(13)	(1)	25
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(13)	(1)	25
FVO contractholder-directed unit-linked investments | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
FVO contractholder-directed unit-linked investments | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
FVO contractholder-directed unit-linked investments | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
FVO contractholder-directed unit-linked investments | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Residential Mortgage Loans - FVO
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	338	0	0
Other Comprehensive Income (Loss)	0	0	0
Purchases	124	339	0
Sales	(120)	(2)	0
Issuances	0	0	0
Settlements	(54)	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	308	338	0
Residential Mortgage Loans - FVO | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	20	1	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	20	1	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	20	1	0
Residential Mortgage Loans - FVO | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Residential Mortgage Loans - FVO | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Residential Mortgage Loans - FVO | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Residential Mortgage Loans - FVO | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Loans Held- for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	49	1,414
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	1
Sales	0	(45)	(1,348)
Issuances	0	0	7
Settlements	0	(4)	(43)
Transfers into Level 3	0	0	56
Transfers out of Level 3	0	0	(3)
Balance at December 31,	0	0	49
Mortgage Loans Held- for-sale | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Loans Held- for-sale | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Loans Held- for-sale | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Loans Held- for-sale | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	(35)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	(29)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	(29)
Mortgage Loans Held- for-sale | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Interest rate contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	13	177	300
Other Comprehensive Income (Loss)	95	(102)	0
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(59)	(31)	(71)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(15)	0
Balance at December 31,	63	13	177
Interest rate contracts | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Interest rate contracts | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Interest rate contracts | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	(8)	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	14	(16)	15
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	(8)	0
Interest rate contracts | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	(67)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Interest rate contracts | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign currency exchange rate contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(11)	37	44
Other Comprehensive Income (Loss)	3	(1)	0
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	16	2	(17)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	(68)	(11)	37
Foreign currency exchange rate contracts | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign currency exchange rate contracts | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign currency exchange rate contracts | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(59)	(46)	(12)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	(76)	(49)	10
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(59)	(46)	(12)
Foreign currency exchange rate contracts | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign currency exchange rate contracts | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Credit contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	29	43	1
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Issuances	(4)	(1)	(3)
Settlements	0	(1)	(3)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	12	29	43
Credit contracts | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Credit contracts | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Credit contracts | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(1)	(10)	47
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	(13)	(12)	48
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(1)	(10)	47
Credit contracts | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Credit contracts | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Equity market contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(317)	128	889
Other Comprehensive Income (Loss)	3	0	(3)
Purchases	7	14	19
Sales	0	0	0
Issuances	0	0	(44)
Settlements	8	1	(156)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	(307)	(317)	128
Equity market contracts | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Equity market contracts | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Equity market contracts | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(11)	(463)	(593)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	(12)	(479)	(606)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(11)	(463)	(593)
Equity market contracts | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Equity market contracts | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	4	19	29
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	4	19	29
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	4	19	29
Net Embedded Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	1,258	(3,162)	(4,203)
Other Comprehensive Income (Loss)	191	300	259
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(846)	(782)	(598)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	430	1,258	(3,162)
Net Embedded Derivatives | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Net Embedded Derivatives | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Net Embedded Derivatives | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(260)	5,022	1,275
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	(260)	5,041	1,305
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(260)	5,022	1,275
Net Embedded Derivatives | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Net Embedded Derivatives | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	87	(135)	78
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Income (Loss)	87	(139)	75
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	87	(135)	78
U.S. corporate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	7,148	7,433	6,784
Other Comprehensive Income (Loss)	358	(94)	328
Purchases	1,490	1,555	1,718
Sales	(1,083)	(1,178)	(1,207)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	260	1,092	661
Transfers out of Level 3	(1,235)	(1,639)	(869)
Balance at December 31,	6,942	7,148	7,433
U.S. corporate | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	10	10	14
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	7	8	12
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	7	8	12
U.S. corporate | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(6)	(31)	4
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(7)	(39)	(4)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(7)	(39)	(4)
U.S. corporate | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. corporate | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. corporate | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign corporate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	6,704	6,208	4,370
Other Comprehensive Income (Loss)	(5)	(75)	294
Purchases	1,438	1,972	2,654
Sales	(725)	(999)	(855)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	266	310	186
Transfers out of Level 3	(1,197)	(688)	(383)
Balance at December 31,	6,490	6,704	6,208
Foreign corporate | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	17	9	20
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	15	8	19
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	15	8	19
Foreign corporate | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(8)	(33)	(78)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(2)	(3)	(30)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(2)	(3)	(30)
Foreign corporate | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign corporate | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign corporate | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	2,235	1,814	2,322
Other Comprehensive Income (Loss)	(110)	(84)	45
Purchases	363	734	431
Sales	(273)	(128)	(673)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	253	81	28
Transfers out of Level 3	(1,218)	(199)	(350)
Balance at December 31,	1,311	2,235	1,814
Foreign government | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	111	9	14
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	12	9	16
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	12	9	16
Foreign government | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(50)	8	(3)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign government | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign government | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Foreign government | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. Treasury and agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	62	71	31
Other Comprehensive Income (Loss)	0	(3)	0
Purchases	0	0	48
Sales	0	(6)	(8)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(62)	0	0
Balance at December 31,	0	62	71
U.S. Treasury and agency | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. Treasury and agency | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. Treasury and agency | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. Treasury and agency | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
U.S. Treasury and agency | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
RMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	2,957	2,037	1,602
Other Comprehensive Income (Loss)	81	155	275
Purchases	1,884	1,155	952
Sales	(612)	(399)	(704)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	46	56	161
Transfers out of Level 3	(29)	(75)	(269)
Balance at December 31,	4,383	2,957	2,037
RMBS | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	48	31	27
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	48	36	27
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	48	36	27
RMBS | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	8	(3)	(7)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(1)	(3)	(4)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(1)	(3)	(4)
RMBS | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
RMBS | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
RMBS | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
CMBS (1)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	972	1,147	753
Other Comprehensive Income (Loss)	(46)	(45)	(4)
Purchases	269	546	682
Sales	(236)	(450)	(397)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	58	114	177
Transfers out of Level 3	(242)	(331)	(30)
Balance at December 31,	765	972	1,147
CMBS (1) | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	2	5	8
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	2	3	2
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	2	3	2
CMBS (1) | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(12)	(14)	(42)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(12)	(12)	(1)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(12)	(12)	(1)
CMBS (1) | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
CMBS (1) | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
CMBS (1) | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
ABS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	4,210	3,656	1,850
Other Comprehensive Income (Loss)	34	(70)	(2)
Purchases	1,551	1,870	2,007
Sales	(1,168)	(814)	(177)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	45	33	6
Transfers out of Level 3	(2,396)	(478)	(48)
Balance at December 31,	2,244	4,210	3,656
ABS | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	6	8	18
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	2	1	18
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	2	1	18
ABS | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(38)	5	2
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
ABS | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
ABS | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
ABS | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
State and political subdivision
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	10	54	53
Other Comprehensive Income (Loss)	0	(1)	3
Purchases	0	0	5
Sales	0	(7)	(7)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(10)	(36)	0
Balance at December 31,	0	10	54
State and political subdivision | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
State and political subdivision | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
State and political subdivision | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
State and political subdivision | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
State and political subdivision | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Common stock
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	177	190	281
Other Comprehensive Income (Loss)	(83)	0	13
Purchases	30	9	99
Sales	(43)	(45)	(140)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	1	1	3
Transfers out of Level 3	0	(4)	(65)
Balance at December 31,	95	177	190
Common stock | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Common stock | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	13	26	(1)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(2)	(3)	(11)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(2)	(3)	(11)
Common stock | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Common stock | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Common stock | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Non-redeemable preferred stock
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	395	419	438
Other Comprehensive Income (Loss)	3	100	40
Purchases	0	21	5
Sales	(58)	(113)	(66)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	6	0	0
Transfers out of Level 3	(100)	0	0
Balance at December 31,	250	395	419
Non-redeemable preferred stock | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Non-redeemable preferred stock | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	4	(32)	2
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(3)	(20)	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	(3)	(20)	0
Non-redeemable preferred stock | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Non-redeemable preferred stock | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Non-redeemable preferred stock | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Actively traded securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	12	6	0
Other Comprehensive Income (Loss)	0	0	0
Purchases	5	9	6
Sales	(7)	0	0
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(5)	(3)	0
Balance at December 31,	5	12	6
Actively traded securities | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Actively traded securities | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Actively traded securities | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Actively traded securities | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Actively traded securities | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Short-term Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	254	429	590
Other Comprehensive Income (Loss)	0	17	(26)
Purchases	335	256	425
Sales	(236)	(427)	(559)
Issuances	0	0	0
Settlements	0	0	0
Transfers into Level 3	0	0	5
Transfers out of Level 3	(18)	(1)	(8)
Balance at December 31,	336	254	429
Short-term Investments | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	3	3	2
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	1	2	1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	1	2	1
Short-term Investments | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	(2)	(23)	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Short-term Investments | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Short-term Investments | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Short-term Investments | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Separate account assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	1,465	1,205	1,325
Other Comprehensive Income (Loss)	0	0	0
Purchases	657	294	244
Sales	(459)	(319)	(443)
Issuances	81	72	2
Settlements	(28)	0	(1)
Transfers into Level 3	147	240	24
Transfers out of Level 3	(44)	(62)	(45)
Balance at December 31,	1,922	1,465	1,205
Separate account assets | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Separate account assets | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	103	35	99
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Separate account assets | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Separate account assets | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Separate account assets | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Servicing Rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	0	666
Other Comprehensive Income (Loss)	0	0	0
Purchases	0	0	0
Sales	0	0	(485)
Issuances	0	0	43
Settlements	0	0	(141)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance at December 31,	0	0	0
Mortgage Servicing Rights | Net investment income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Servicing Rights | Net investment gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Servicing Rights | Net derivative gains (losses)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Servicing Rights | Other revenues
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	(83)
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Mortgage Servicing Rights | Policyholder benefits and claims
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net Income (Loss)	0	0	0
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in Unrealized Gains (Losses) Included in Net Income (Loss)	$ 0	$ 0	$ 0